Summary of Significant Accounting Policies (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 05, 2017	Sep. 04, 2017	Jan. 31, 2008	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Summary of Significant Accounting Policies (Textual)
Percentage of estimated useful lives of assets residual value				5.00%
Percentage of discontinue allocations of general reserve on registered capital				50.00%
Income tax rate reduced			15.00%
Chinese value added tax rate				17.00%
Rental revenue tax paid				5.00%
Rental agreement description				The Company signed a lease encompassed a 20-year period from January 2014 and to February 2033 with Xi-an sino-german orthopedic hospital to rent their building. The rental will be about $1.2 million for the first year and will yearly increase 2% - 3% based on the rental of previous year in the subsequent years.
Tax paid in kind of wireless system solution				5.00%
Financial instruments				$ 901,511	$ 1,239,336
Tax rate percentage	25.00%			0.00%
Net income (loss) for the year				$ (219,000)	(160,000)	$ 1,027,000
Chinese business value added tax rate				6.00%
Statutory surplus reserve, variations description				The Company is required to set aside 10% of its income after income taxes prepared in accordance with PRC accounting regulations to the statutory surplus reserve until the balance reaches 50% of the paid-in capital or registered capital.
Preferential tax rate		15.00%
Economic reform policies				20 years
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Accrued value added tax payable				10.00%
Tax paid in kind of surtax				10.00%
Tax rate percentage			25.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Accrued value added tax payable				13.00%
Tax paid in kind of surtax				13.00%
Tax rate percentage			33.00%
PRC [Member]
Summary of Significant Accounting Policies (Textual)
Financial instruments				$ 396,602	490,819
Singapore [Member]
Summary of Significant Accounting Policies (Textual)
Financial instruments				$ 504,909	$ 748,517